Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40530
Entity Registrant Name	GH Research PLC
Entity Central Index Key	0001855129
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Joshua Dawson House
Entity Address, Address Line Two	Dawson Street
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 RY95
Entity Address, Country	IE
Title of 12(b) Security	Ordinary shares, nominal value $0.025 per share
Trading Symbol	GHRS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	62,029,395
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	1366
Auditor Name	PricewaterhouseCoopers
Auditor Location	Dublin, Ireland
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Velichka Valcheva, MD, MSc
Entity Address, Address Line One	Joshua Dawson House
Entity Address, Address Line Two	Dawson Street
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 RY95
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	437 8334